Income Taxes (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Income Taxes (Details) [Line Items]
Loss carryforwards	¥ 2,192
Percentage of investor holds least	25.00%
Percentage of investor holds less than	25.00%
Tax Loss Carryforward Expire by Twenty Three [Member]
Income Taxes (Details) [Line Items]
Loss carryforwards
State Administration of Taxation, China [Member]
Income Taxes (Details) [Line Items]
Uniform tax rate	25.00%
Underpayment income taxes	3 years
Underpayment statute limitations	5 years
Income tax liability	¥ 100
case of tax evasion
Withholding income tax	10.00%
percentage of tax rate	5.00%
Percentage of FIE	10.00%
Undistributed profits